Segment Reporting - Schedule of Current Reportable and Recast of Segments by Segment Profit (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
		Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Segment Reporting Information [Line Items]
Segment Profit							$ 343			$ 659
Selling, general and administrative		$ 185			$ 140		304			671
Depreciation and intangible amortization		85			85		163			339
Share-based compensation		37			33		67			181
Transaction and integration expenses	[1]						13			19
Non-recurring professional expenses	[2]						19
Restructuring							5			63
Other	[3]						(10)			15
Depreciation		24			17		31			79
Intangible asset amortization		80			79		153			316
Operating Income (Loss)		(13)			(2)		65			(14)
(Gain) Loss from change in fair value of financial instruments		25			(13)		65			(38)
(Gain) loss from change in fair value of tax receivable agreement		8			(5)		(37)			(41)
Interest expense		33			29		57			122
Other (income) expense, net		3			(1)		3			(16)
Income (Loss) Before Taxes		(82)			(12)		(23)			(41)
Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit		257	$ 212	$ 219	223	$ 442		$ 278	$ 654	996	$ 564
Selling, general and administrative		185	178	157	140	297		222	475	671	461
Depreciation and intangible amortization		85	84	85	85	170		111	254	339	226
Share-based compensation								5			5
Non-recurring professional expenses	[2]							18
Transformation initiatives	[4]										8
Restructuring								9			77
Other	[3]							(5)			36
Depreciation								49			91
Intangible asset amortization								100			200
Operating Income (Loss)		(13)	(50)	(23)	(2)	(25)		102	(75)	(14)	147
(Gain) Loss from change in fair value of financial instruments		25	10	(50)	(13)	(63)			(53)	(38)
(Gain) loss from change in fair value of tax receivable agreement		8	(20)	(38)	(5)	(43)			(63)	(41)
Interest expense		33	31	29	29	58		123	89	122	234
Other (income) expense, net		3	(6)	(7)	(1)	(8)		9	(14)	(16)	7
Income (Loss) Before Taxes		(82)	(65)	43	(12)	31		(30)	(34)	(41)	(94)
Employer Solutions
Segment Reporting Information [Line Items]
Segment Profit		238	189	200	204	404	344		593	659
Employer Solutions | Previously Reported [Member]
Segment Reporting Information [Line Items]
Segment Profit										911
Employer Solutions | Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit								274			533
Professional Services
Segment Reporting Information [Line Items]
Segment Profit		$ 19	23	20	$ 19	39	1		62	1
Professional Services | Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit								7		86	$ 31
Other
Segment Reporting Information [Line Items]
Segment Profit			$ 0	$ (1)		$ (1)			$ (1)	(1)
Hosted Business
Segment Reporting Information [Line Items]
Segment Profit							$ (2)			$ (1)
Hosted Business | Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit								$ (3)

[1]	Transaction and integration expenses related to acquisitions in 2022 and 2021.
[2]	Non-recurring professional expenses includes external advisor and legal costs related to the Company’s Business Combination.
[3]	Other primarily includes activity related to long-term incentives and expenses related to acquisitions, offset by Other (income) expense, net which was primarily comprised of contingent consideration earnout activities.
[4]	Transformation initiatives in fiscal year 2020 includes expenses related to enhancing our data center.